Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Level 3 Inputs and Valuation Techniques

The table below reflects the fair value measurement of the Company’s Level 3 inputs as of September 10, 2020, the date on which the Redeemable Convertible Series E preferred forward contract liability was settled, prior to giving effect to the Business Combination:

	Fair Value as of	Valuation	Unobservable Input
	September 10, 2020	Technique	Description	Input
Redeemable Convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of Redeemable Convertible Series E preferred stock	$9.17

Reconciliation of Level 3 Liabilities

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2020:

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of December 31, 2020	$—

Summary of Fair Value of Liabilities

Public and Private Common Stock Warrants

	Fair Value Measurements as of June 30, 2021
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$77,607	$—	$—	$77,607
Private Common Stock Warrants	—	—	60,688	60,688
Total fair value	$77,607	$—	$60,688	$138,295

	Fair Value Measurements as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$124,545	$—	$—	$124,545
Private Common Stock Warrants	—	—	53,687	53,687
Total fair value	$124,545	$—	$53,687	$178,232

Public and Private Common Stock Warrants

	Fair Value Measured as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public common stock warrants (Restated)	$124,545	$—	$—	$124,545
Private common stock warrants (Restated)	—	—	53,687	53,687
Total fair value (Restated)	$124,545	$—	$53,687	$178,232